Asset Acquisition	12 Months Ended
Mar. 31, 2025
Business Combination [Abstract]
Asset Acquisition [Text Block]

4. Asset Acquisition

On January 28, 2025, the Company entered into a binding letter of intent with Backbone Hosting Solutions Inc. ("BHS") and Bitfarms Ltd. ("Bitfarms") to acquire Zunz S.A., which owns a bitcoin mining datacenter under construction in Yguazu, Paraguay designed for a total power capacity of up to 200MW.  The acquisition closed on March 17, 2025.  In consideration, the Company paid $25 million cash up front and will pay the remaining purchase price of $31 million over six months.  The consideration paid also includes transaction costs of $692 and cash advanced by the Company after January 28, 2025.

The Company determined that this transaction is an asset acquisition as the assets acquired did not constitute a business as defined by ASC 805. The following table summarizes the consideration transferred, the estimated fair value of the identifiable assets acquired, and liabilities assumed as the date of the acquisition:

March 31, 2025

Cash paid	$25,000
Acquisition loan payable	31,000
Cash advance	7,260
Acquisition costs	692
Total consideration	63,952

Land	$952
Equipment	44
Building and leasehold	57,070
Power purchase agreement guarantee	3,314
VAT receivables	3,126
Other	52
Total assets	$64,558
Deferred tax liability	(606)
Net assets acquired	$63,952

On November 29, 2023, the Company acquired a datacenter in Sweden. In consideration, the Company issued 345,566 common shares of the Company to the vendor, made a cash payment totalling $647 and $500 in holdback common shares payable that are included in accounts payable and accrued liabilities as of March 31, 2025 (Note 10). The Company also incurred $141 in acquisition costs which were capitalized to the cost of the assets.

The $500 in holdback common shares payable shall be paid at the later of (i) the six month anniversary of the closing date; and (ii) the date on which any claims made by the Company within six months of the closing date relating to a breach of warranty under the property transfer agreements have been finally settled, and shall be composed of such number of Common Shares equal to $500 less any amount payable by the Vendor to the Company in respect of such claim.

The Company determined that this transaction is an asset acquisition as the assets acquired did not constitute a business as defined by ASC 805. The following table summarizes the consideration transferred, the estimated fair value of the identifiable assets acquired, and liabilities assumed as the date of the acquisition.

March 31, 2024

Cash paid	$647
Shares issued	1,088
Holdback payable	500
Acquisition costs	141
Total consideration	$2,376

Land	$86
Building	1,587
Equipment	446
VAT receivables	360
Total assets	2,479
Current liabilities	(103)
Net assets acquired	$2,376